GOODWILL (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Beginning balance	¥ 3,365	¥ 3,365
Acquisition	49,417
Ending balance	52,782	3,365
Goodwill impairment	¥ 0	¥ 0